UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.
February 29, 2016 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 91.10%
Consumer Discretionary – 4.46%
Johnson Controls	48,200	$1,757,372
Lowe’s	26,700	1,803,051
		3,560,423
Consumer Staples – 8.92%
Archer-Daniels-Midland	51,400	1,796,944
CVS Health	18,800	1,826,796
Kraft Heinz	23,233	1,789,406
Mondelez International	42,100	1,706,313
		7,119,459
Diversified REITs – 2.27%
Fibra Uno Administracion †	104,000	217,063
Gramercy Property Trust	60,845	459,380
Intervest Offices & Warehouses †	14,738	378,934
Lexington Realty Trust	55,700	431,118
Vornado Realty Trust	565	48,793
Wereldhave	5,500	278,769
		1,814,057
Energy – 9.50%
California Resources	2,546	1,431
Chevron	21,300	1,777,272
ConocoPhillips	46,000	1,556,180
Halliburton	58,000	1,872,240
Marathon Oil	61,400	504,094
Occidental Petroleum	27,200	1,871,904
		7,583,121
Financials – 9.23%
Allstate	31,700	2,011,682
Bank of New York Mellon	49,500	1,751,805
BB&T	53,500	1,720,560
Marsh & McLennan	33,100	1,888,355
		7,372,402
Healthcare – 15.40%
Baxalta	41,800	1,610,136
Cardinal Health	23,400	1,911,780
Express Scripts Holding †	23,670	1,665,895
Johnson & Johnson	17,700	1,862,217
Merck	33,400	1,677,014
Pfizer	61,489	1,824,379
Quest Diagnostics @	26,200	1,743,086
		12,294,507
Healthcare REITs – 0.46%
Healthcare Trust of America Class A	6,200	172,422
Omega Healthcare Investors	1,400	44,884
Welltower	2,300	146,694
		364,000
Hotel REITs – 0.99%
Ashford Hospitality Prime	1,790	17,596
Ashford Hospitality Trust	7,100	39,263
DiamondRock Hospitality	14,100	125,490
Host Hotels & Resorts	8,800	134,728
Pebblebrook Hotel Trust	5,400	146,664
Summit Hotel Properties	30,200	326,462
		790,203
Industrial REITs – 0.38%
Prologis	680	26,153
Terreno Realty	12,500	276,750
		302,903
Industrials – 6.80%
Northrop Grumman	9,400	1,806,868
Raytheon	14,500	1,795,825
Waste Management	32,700	1,826,295
		5,428,988
Information Technology – 9.43%
CA @	65,286	1,912,227
Cisco Systems	78,000	2,042,040
Intel	58,800	1,739,892
Xerox	191,200	1,837,432
		7,531,591
Mall REITs – 1.94%
General Growth Properties	3,471	95,522
Simon Property Group	7,647	1,450,865
		1,546,387
Materials – 2.71%
EI du Pont de Nemours	31,700	1,929,579
Tarkett	8,063	236,265
		2,165,844
Mixed REITs – 0.32%
Duke Realty	6,600	136,488
PS Business Parks	1,300	119,353
		255,841
Mortgage REITs – 0.44%
Colony Capital	9,700	159,080
Starwood Property Trust	10,900	191,186
		350,266

(continues)     NQ-DDF [2/16] 4/16 (16280) 1

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Multifamily REITs – 2.45%
ADO Properties 144A #†	11,797	$353,431
Apartment Investment & Management	20,819	762,184
Equity Residential	3,700	275,613
Gecina	1,794	221,909
Post Properties	3,600	200,628
Vonovia	4,606	143,057
		1,956,822
Office REITs – 3.51%
alstria office REIT	18,775	237,331
Brandywine Realty Trust	27,100	333,601
Easterly Government Properties	53,600	916,560
Equity Commonwealth @†	15,800	420,754
Hudson Pacific Properties	5,400	137,700
Mack-Cali Realty	10,100	200,990
Paramount Group	11,700	176,904
Parkway Properties	8,200	109,798
SL Green Realty	3,100	273,358
		2,806,996
Retail REITs – 0.22%
Klepierre	2,210	92,018
Wheeler Real Estate Investment Trust @	72,456	86,223
		178,241
Self-Storage REITs – 0.53%
Extra Space Storage	4,100	336,815
Jernigan Capital	5,900	88,205
		425,020
Shopping Center REITs – 1.91%
Brixmor Property Group	4,900	114,807
DDR	16,300	272,699
First Capital Realty	9,381	135,896
Kimco Realty	13,830	369,953
Kite Realty Group Trust	16,600	446,872
Ramco-Gershenson Properties Trust	10,500	176,400
Urban Edge Properties	332	8,074
		1,524,701
Single Tenant REIT – 0.71%
STORE Capital	23,500	567,525
		567,525
Specialty REITs – 0.74%
American Residential Properties	8,000	127,120
EPR Properties	3,620	225,273
Solar Capital	13,828	238,533
		590,926
Telecommunications – 4.92%
AT&T	49,200	1,817,940
Century Communications @=†	500,000	0
Verizon Communications	41,600	2,110,368
		3,928,308
Utilities – 2.86%
American Water Works	2,900	187,978
Edison International	30,700	2,092,512
		2,280,490

Total Common Stock
(cost $61,981,528)		72,739,021

Convertible Preferred Stock – 1.87%
Crown Castle International 4.50% exercise price $86.67, maturity date 11/1/16	2,000	212,500
El Paso Energy Capital Trust I 4.75% exercise price $50.00, maturity date 3/31/28 @	5,250	229,924
Exelon 6.50% exercise price $43.75, maturity date 6/1/17	3,650	161,877
Halcon Resources 5.75% exercise price $30.78, maturity date 12/31/49 @	92	1,748
Huntington Bancshares 8.50% exercise price $11.95, maturity date 12/31/49 @	182	246,428
Intelsat 5.75% exercise price $22.05, maturity date 5/1/16 @	1,349	6,920
Maiden Holdings 7.25% exercise price $15.17, maturity date 9/15/16	3,693	165,446
Wells Fargo 7.50% exercise price $156.71, maturity date 12/31/49	259	303,494

2 NQ-DDF [2/16] 4/16 (16280)

(Unaudited)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock (continued)
Weyerhaeuser 6.375%
exercise price $32.72,
maturity date 7/1/16	3,638	$169,094
Total Convertible Preferred
Stock (cost $1,575,896)		1,497,431

	Principal
	amount°
Convertible Bonds – 7.80%
Brokerage – 0.27%
Jefferies Group 3.875%
exercise price $44.53,
maturity date 11/1/29	217,000	$214,016
		214,016
Capital Goods – 0.04%
Titan Machinery 3.75%
exercise price $43.17,
maturity date 5/1/19 @	47,000	33,253
		33,253
Communications – 1.15%
Alaska Communications
Systems Group 6.25%
exercise price $10.28,
maturity date 5/1/18 @	304,000	297,160
Clearwire Communications
144A 8.25% exercise price
$7.08, maturity date
12/1/40 #@	317,000	307,490
Liberty Interactive 144A
1.00% exercise price
$64.23, maturity date
9/30/43 #	364,000	315,543
		920,193
Consumer Cyclical – 0.48%
Huron Consulting Group
1.25% exercise price
$79.89, maturity date
10/1/19	146,000	137,879
Meritor 4.00% exercise price
$26.73, maturity date
2/15/27 ϕ	276,000	246,847
		384,726
Consumer Non-Cyclical – 1.59%
HealthSouth 2.00% exercise
price $38.08, maturity date
12/1/43	188,000	202,217
Hologic 0.00% exercise price
$38.59, maturity date
12/15/43 †ϕ	227,000	284,176
NuVasive 2.75% exercise
price $42.13, maturity date
7/1/17	179,000	206,857
Spectrum Pharmaceuticals
2.75% exercise price
$10.53, maturity date
12/15/18 @	283,000	222,155
Vector Group
1.75% exercise price
$24.64, maturity date
4/15/20 ●	223,000	247,669
2.50% exercise price
$15.98, maturity date
1/15/19 ●	72,000	107,423
		1,270,497
Energy – 0.10%
Helix Energy Solutions Group
3.25% exercise price
$25.02, maturity date
3/15/32	140,000	76,563
		76,563
Financials – 0.86%
BGC Partners 4.50% exercise
price $9.84, maturity date
7/15/16	252,000	259,403
GAIN Capital Holdings
4.125% exercise price
$12.00, maturity date
12/1/18 @	224,000	215,600
New Mountain Finance
5.00% exercise price
$15.93, maturity date
6/15/19 @	214,000	207,580
		682,583
Industrials – 0.43%
Chart Industries 2.00%
exercise price $69.03,
maturity date 8/1/18 @	262,000	218,934
General Cable 4.50% exercise
price $33.38, maturity date
11/15/29 @ϕ	325,000	122,281
		341,215
REITs – 1.32%
Blackstone Mortgage Trust
5.25% exercise price
$28.36, maturity date
12/1/18	326,000	330,890

(continues)     NQ-DDF [2/16] 4/16 (16280) 3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
REITs (continued)
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, maturity date
10/15/18 #@	270,000	$268,313
Spirit Realty Capital 3.75%
exercise price $13.10,
maturity date 5/15/21 @	261,000	258,065
VEREIT 3.75% exercise price
$14.99, maturity date
12/15/20 @	216,000	199,666
		1,056,934
Technology – 1.56%
Blucora 4.25% exercise price
$21.66, maturity date
4/1/19	148,000	108,040
Cardtronics 1.00% exercise
price $52.35, maturity date
12/1/20	254,000	241,141
Ciena 144A 3.75% exercise
price $20.17, maturity date
10/15/18 #	126,000	155,216
Electronics For Imaging
0.75% exercise price
$52.72, maturity date
9/1/19	192,000	194,160
Intel 3.25% exercise price
$21.18, maturity date
8/1/39	130,000	193,132
j2 Global 3.25% exercise
price $69.21, maturity date
6/15/29	140,000	171,325
PROS Holdings 144A 2.00%
exercise price $33.79,
maturity date 12/1/19 #	237,000	181,305
		1,244,319
Total Convertible Bonds
(cost $6,560,847)		6,224,299

Corporate Bonds – 37.03%
Automobiles – 0.23%
Goodyear Tire & Rubber
5.125% 11/15/23	175,000	180,687
		180,687
Banking – 1.95%
JPMorgan Chase
6.75% 8/29/49 ●	530,000	562,463
Lloyds Banking Group
7.50% 4/30/49 ●	330,000	309,375
Popular 7.00% 7/1/19	230,000	221,087
Royal Bank of Scotland Group
8.00% 12/29/49 ●	200,000	183,000
U.S. Bancorp
5.125% 12/29/49 ●	280,000	281,344
		1,557,269
Basic Industry – 4.02%
AK Steel 7.625% 5/15/20	124,000	75,640
American Tire Distributors
144A 10.25% 3/1/22 #	170,000	147,050
ArcelorMittal
6.50% 3/1/21	105,000	95,025
10.85% 6/1/19	55,000	58,163
Ball
4.375% 12/15/20	65,000	68,047
5.25% 7/1/25	290,000	303,413
Berry Plastics 144A
6.00% 10/15/22 #	135,000	141,075
BHP Billiton Finance USA
144A 6.25% 10/19/75 #●	200,000	198,000
Builders FirstSource
144A 7.625% 6/1/21 #	207,000	211,140
144A 10.75% 8/15/23 #	205,000	192,085
Cemex 144A
7.25% 1/15/21 #	200,000	200,500
Chemours
144A 6.625% 5/15/23 #	60,000	43,650
144A 7.00% 5/15/25 #	58,000	42,195
CPG Merger Sub 144A
8.00% 10/1/21 #@	55,000	50,875
Freeport-Mcmoran
2.30% 11/14/17	55,000	50,600
Huntington Ingalls Industries
144A 5.00% 12/15/21 #	45,000	47,531
Joseph T Ryerson & Son
11.25% 10/15/18 @	54,000	35,910
Kissner Milling 144A
7.25% 6/1/19 #@	95,000	84,787
MTW Foodservice Escrow
144A 9.50% 2/15/24 #	50,000	52,937
NCI Building Systems 144A
8.25% 1/15/23 #	105,000	109,200
New Gold
144A 6.25% 11/15/22 #	66,000	47,355
144A 7.00% 4/15/20 #	70,000	59,063
NOVA Chemicals 144A
5.00% 5/1/25 #	140,000	137,550
Orbital ATK 144A
5.50% 10/1/23 #	95,000	98,563

4 NQ-DDF [2/16] 4/16 (16280)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Rayonier AM Products 144A
5.50% 6/1/24 #	120,000	$97,500
Standard Industries
144A 5.125% 2/15/21 #	35,000	35,875
144A 5.50% 2/15/23 #	60,000	61,050
Steel Dynamics
5.50% 10/1/24	160,000	150,400
Summit Materials
6.125% 7/15/23	195,000	175,013
144A 8.50% 4/15/22 #	60,000	60,000
TPC Group 144A
8.75% 12/15/20 #	120,000	76,200
		3,206,392
Capital Goods – 2.00%
Ardagh Packaging Finance
144A 6.00% 6/30/21 #	200,000	184,000
BWAY Holding 144A
9.125% 8/15/21 #	220,000	183,700
Gardner Denver 144A
6.875% 8/15/21 #	255,000	170,850
KLX 144A 5.875% 12/1/22 #	125,000	119,687
Plastipak Holdings 144A
6.50% 10/1/21 #	185,000	178,525
Reynolds Group Issuer
6.875% 2/15/21	100,000	103,750
8.25% 2/15/21	145,000	143,187
Signode Industrial Group
144A 6.375% 5/1/22 #	175,000	149,625
StandardAero Aviation
Holdings 144A
10.00% 7/15/23 #	185,000	172,975
TransDigm
6.00% 7/15/22	60,000	58,800
6.50% 7/15/24	135,000	132,300
		1,597,399
Communications – 3.92%
CCO Safari II 144A
4.908% 7/23/25 #	130,000	133,563
CenturyLink 6.75% 12/1/23	205,000	201,156
Cogent Communications
Finance 144A
5.625% 4/15/21 #@	145,000	138,113
Cogent Communications
Group 144A
5.375% 3/1/22 #	60,000	58,350
CommScope Technologies
Finance 144A
6.00% 6/15/25 #	115,000	114,425
Digicel 144A 6.75% 3/1/23 #	200,000	171,500
Digicel Group 144A
8.25% 9/30/20 #	221,000	173,485
Frontier Communications
144A 10.50% 9/15/22 #	75,000	76,031
144A 11.00% 9/15/25 #	165,000	165,825
Lamar Media 144A
5.75% 2/1/26 #	167,000	173,366
Level 3 Financing
144A 5.375% 1/15/24 #	180,000	184,950
5.375% 5/1/25	220,000	224,675
Sprint
7.125% 6/15/24	230,000	165,025
7.875% 9/15/23	125,000	93,125
Sprint Communications
144A 7.00% 3/1/20 #	65,000	64,187
144A 9.00% 11/15/18 #	110,000	114,741
T-Mobile USA
6.00% 3/1/23	100,000	103,500
6.375% 3/1/25	40,000	40,550
6.50% 1/15/26	50,000	50,919
Virgin Media Secured Finance
144A 5.25% 1/15/26 #	200,000	200,000
Wind Acquisition Finance
144A 7.375% 4/23/21 #	200,000	185,000
Zayo Group 6.00% 4/1/23	305,000	301,950
		3,134,436
Consumer Cyclical – 3.27%
American Builders &
Contractors Supply 144A
5.75% 12/15/23 #	100,000	103,250
Aramark Services 144A
5.125% 1/15/24 #	160,000	168,000
Beacon Roofing Supply 144A
6.375% 10/1/23 #	135,000	143,100
Caleres 6.25% 8/15/23	135,000	134,325
Group 1 Automotive 144A
5.25% 12/15/23 #	115,000	108,387
L Brands 144A
6.875% 11/1/35 #	190,000	202,587
LKQ 4.75% 5/15/23	80,000	77,200
M/I Homes 6.75% 1/15/21	185,000	179,913
MGM Resorts International
6.00% 3/15/23	295,000	303,113
Mohegan Tribal Gaming
Authority
9.75% 9/1/21	75,000	75,000

(continues)     NQ-DDF [2/16] 4/16 (16280) 5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Mohegan Tribal Gaming
Authority
144A 9.75% 9/1/21 #	100,000	$100,000
PulteGroup 5.50% 3/1/26	40,000	40,650
Rite Aid 144A
6.125% 4/1/23 #	95,000	101,769
Sabre GLBL 144A
5.25% 11/15/23 #	180,000	183,600
Sally Holdings
5.625% 12/1/25	180,000	188,100
Scotts Miracle-Gro 144A
6.00% 10/15/23 #	175,000	182,875
Tempur Sealy International
144A 5.625% 10/15/23 #	170,000	173,400
Wynn Las Vegas 144A
5.50% 3/1/25 #	150,000	143,813
		2,609,082
Consumer Non-Cyclical – 3.11%
Constellation Brands
4.25% 5/1/23	65,000	67,681
4.75% 11/15/24	80,000	84,100
4.75% 12/1/25	50,000	52,437
Cott Beverages
5.375% 7/1/22	60,000	59,850
6.75% 1/1/20	70,000	73,850
Dean Foods 144A
6.50% 3/15/23 #	145,000	152,930
JBS USA 144A
5.75% 6/15/25 #	255,000	220,575
Kronos Acquisition Holdings
144A 9.00% 8/15/23 #	165,000	144,375
MEDNAX 144A
5.25% 12/1/23 #	180,000	186,975
Pinnacle Foods Finance 144A
5.875% 1/15/24 #	125,000	132,187
Post Holdings
7.375% 2/15/22	120,000	127,650
144A 7.75% 3/15/24 #	150,000	164,625
Prestige Brands
144A 5.375% 12/15/21 #	185,000	183,613
144A 6.375% 3/1/24 #	35,000	36,225
Spectrum Brands
6.125% 12/15/24	240,000	255,000
6.625% 11/15/22	125,000	135,156
SUPERVALU 7.75% 11/15/22	180,000	141,300
Team Health 144A
7.25% 12/15/23 #	150,000	157,875
Valeant Pharmaceuticals
International
144A 5.375% 3/15/20 #	75,000	68,250
144A 6.75% 8/15/18 #	40,000	38,800
		2,483,454
Energy – 1.25%
AmeriGas Finance
7.00% 5/20/22	140,000	144,375
Calumet Specialty Products
Partners 7.625% 1/15/22	200,000	120,250
Genesis Energy
5.75% 2/15/21	165,000	136,950
Murphy Oil USA
6.00% 8/15/23	180,000	184,950
Noble Energy 5.625% 5/1/21	165,000	149,163
NuStar Logistics
6.75% 2/1/21	165,000	141,075
Targa Resources Partners
144A 6.75% 3/15/24 #	140,000	119,350
		996,113
Financials – 0.74%
Ally Financial
5.75% 11/20/25	225,000	219,094
International Lease Finance
5.875% 8/15/22	160,000	170,800
James Hardie International
Finance 144A
5.875% 2/15/23 #	200,000	200,000
		589,894
Healthcare – 3.90%
Amsurg 5.625% 7/15/22	180,000	186,075
Centene Escrow
144A 5.625% 2/15/21 #	80,000	83,800
144A 6.125% 2/15/24 #	50,000	53,187
Community Health Systems
6.875% 2/1/22	204,000	175,950
DaVita HealthCare Partners
5.00% 5/1/25	335,000	335,000
HCA
5.375% 2/1/25	280,000	285,600
5.875% 2/15/26	100,000	103,250
HealthSouth
5.75% 11/1/24	95,000	96,425
144A 5.75% 11/1/24 #	100,000	101,500
144A 5.75% 9/15/25 #	90,000	89,775
Hill-Rom Holdings 144A
5.75% 9/1/23 #	180,000	185,850

6 NQ-DDF [2/16] 4/16 (16280)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
IASIS Healthcare
8.375% 5/15/19	290,000	$276,950
Kinetic Concepts
12.50% 11/1/19	220,000	171,187
LifePoint Health
5.875% 12/1/23	205,000	213,713
Mallinckrodt International
Finance
4.75% 4/15/23	20,000	17,750
144A 5.625% 10/15/23 #	165,000	162,937
MPH Acquisition Holdings
144A 6.625% 4/1/22 #	170,000	171,700
Sterigenics-Nordion Holdings
144A 6.50% 5/15/23 #	205,000	193,213
Tenet Healthcare
6.75% 6/15/23	35,000	31,894
8.125% 4/1/22	185,000	182,802
		3,118,558
Industrials – 0.13%
Standard Industries 144A
6.00% 10/15/25 #	100,000	102,125
		102,125
Insurance – 0.68%
HUB International
144A 7.875% 10/1/21 #	215,000	192,963
144A 9.25% 2/15/21 #	50,000	51,250
USI 144A 7.75% 1/15/21 #	190,000	175,513
XLIT 6.50% 12/29/49 ●	175,000	122,937
		542,663
Media – 4.20%
CCO Holdings
144A 5.375% 5/1/25 #	75,000	74,437
144A 5.875% 4/1/24 #	40,000	40,950
144A 5.875% 5/1/27 #	145,000	145,363
CCOH Safari 144A
5.75% 2/15/26 #	150,000	150,769
Columbus International 144A
7.375% 3/30/21 #	200,000	208,350
CSC Holdings 5.25% 6/1/24	193,000	165,497
DISH DBS 5.875% 11/15/24	145,000	130,833
Gray Television
7.50% 10/1/20	275,000	290,125
Midcontinent
Communications &
Midcontinent Finance
144A 6.875% 8/15/23 #	110,000	112,475
Neptune Finco 144A
6.625% 10/15/25 #	200,000	211,500
Nielsen Finance 144A
5.00% 4/15/22 #	185,000	188,006
Numericable-SFR 144A
6.00% 5/15/22 #	210,000	208,950
RCN Telecom Services 144A
8.50% 8/15/20 #	150,000	145,313
Sinclair Television Group
144A 5.625% 8/1/24 #	345,000	345,863
Sirius XM Radio 144A
5.375% 4/15/25 #	200,000	200,000
Tribune Media 144A
5.875% 7/15/22 #	170,000	170,425
Univision Communications
144A 8.50% 5/15/21 #	180,000	181,575
VTR Finance 144A
6.875% 1/15/24 #	200,000	188,500
WideOpenWest Finance
10.25% 7/15/19	210,000	192,150
		3,351,081
REITs – 1.08%
Communications Sales &
Leasing
144A 6.00% 4/15/23 #	75,000	72,547
8.25% 10/15/23	80,000	71,800
Crown Castle International
4.45% 2/15/26	170,000	172,796
Equinix 5.875% 1/15/26	175,000	183,313
ESH Hospitality 144A
5.25% 5/1/25 #	265,000	258,375
Iron Mountain
144A 6.00% 10/1/20 #	85,000	90,313
6.00% 8/15/23	10,000	10,650
		859,794
Services – 3.03%
ADT 6.25% 10/15/21	180,000	176,400
Air Medical Merger Sub 144A
6.375% 5/15/23 #	195,000	170,625
Avis Budget Car Rental 144A
5.25% 3/15/25 #	240,000	213,300
BlueLine Rental Finance 144A
7.00% 2/1/19 #	135,000	99,563
Boyd Gaming
6.875% 5/15/23	155,000	160,037
ExamWorks Group
5.625% 4/15/23	195,000	196,706
GEO Group
5.125% 4/1/23	80,000	76,800

(continues)     NQ-DDF [2/16] 4/16 (16280) 7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Services (continued)
GEO Group
5.875% 10/15/24	100,000	$98,750
GFL Escrow 144A
9.875% 2/1/21 #	120,000	122,400
Hertz 7.50% 10/15/18	40,000	40,600
Mattamy Group 144A
6.50% 11/15/20 #	230,000	200,100
OPE KAG Finance Sub 144A
7.875% 7/31/23 #	155,000	150,931
Pinnacle Entertainment
6.375% 8/1/21	90,000	95,963
7.75% 4/1/22	70,000	76,650
Service International
5.375% 5/15/24	90,000	96,187
United Rentals North America
5.75% 11/15/24	235,000	230,253
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	80,000	28,200
XPO Logistics 144A
6.50% 6/15/22 #	200,000	190,000
		2,423,465
Technology – 2.50%
CDW 5.50% 12/1/24	86,000	89,010
CommScope 144A
5.50% 6/15/24 #	130,000	126,587
Emdeon 144A
6.00% 2/15/21 #	165,000	153,863
Entegris 144A
6.00% 4/1/22 #	140,000	142,275
First Data 144A
7.00% 12/1/23 #	511,000	512,277
Infor U.S.
144A 5.75% 8/15/20 #	60,000	60,600
144A 6.50% 5/15/22 #	175,000	152,250
Micron Technology
144A 5.25% 1/15/24 #	80,000	67,400
144A 5.625% 1/15/26 #	40,000	32,500
Microsemi 144A
9.125% 4/15/23 #	170,000	180,625
NXP 144A 5.75% 3/15/23 #	200,000	207,500
Sensata Technologies UK
Financing 144A
6.25% 2/15/26 #	200,000	212,000
Solera 144A
10.50% 3/1/24 #	65,000	61,750
		1,998,637
Utilities – 1.02%
AES 5.50% 4/15/25	160,000	144,800
Altice U.S. Finance 144A
7.75% 7/15/25 #	200,000	186,500
Calpine
5.375% 1/15/23	80,000	75,000
5.50% 2/1/24	100,000	90,500
DPL 6.75% 10/1/19	100,000	100,750
Enel 144A
8.75% 9/24/73 #●	200,000	218,000
		815,550
Total Corporate Bonds
(cost $30,964,862)		29,566,599

Senior Secured Loans – 3.52%«
Accudyne Industries Borrower
1st Lien 4.00% 12/13/19	109,636	90,381
Albertson’s Tranche B4 1st
Lien 5.50% 8/25/21	179,968	175,744
Amaya Holdings 1st Lien
5.00% 8/1/21	170,000	158,313
Applied Systems 2nd Lien
7.50% 1/23/22 @	198,017	182,423
Atkore International 2nd Lien
7.75% 10/9/21	39,000	35,685
Avago Technologies Cayman
Finance Tranche B 1st Lien
4.25% 2/1/23	185,000	182,254
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20 @	197,000	164,372
Blue Ribbon 1st Lien
5.50% 11/13/21	100,000	99,000
Blue Ribbon 2nd Lien
9.25% 11/13/22	35,000	34,125
Flint Group 2nd Lien
8.25% 9/7/22 @	175,000	162,313
FMG Resources August 2006
Pty 1st Lien
4.25% 6/30/19	114,440	88,405
Hertz Tranche B2 1st Lien
3.00% 3/11/18	34,910	34,282
Hilton Worldwide Finance
Tranche B2
3.50% 10/25/20	270,000	269,494
J.C. Penney 1st Lien
6.00% 5/22/18	179,082	177,626
KIK Custom Products 1st Lien
6.00% 8/26/22 @	84,788	78,994
MacDermid Tranche B 1st Lien
5.50% 6/7/20	79,800	72,992

8 NQ-DDF [2/16] 4/16 (16280)

(Unaudited)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans« (continued)
Maple Holdings Acquisition
Tranche B 1st Lien
5.25% 1/23/23	85,000	$83,525
Marina District Tranche B 1st
Lien 6.50% 8/15/18	149,475	149,818
Mauser Holdings 2nd Lien
8.75% 7/31/22 @	90,000	75,825
Microsemi Tranche B 1st Lien
5.25% 1/15/23	24,265	24,240
PET Acquisition Merger Sub
Tranche B1 1st Lien
5.75% 1/15/23 @	175,000	171,653
Rite Aid 2nd Lien
5.75% 8/21/20	77,000	77,193
Solera Holdings Tranche B 1st
Lien 5.75% 2/28/23	65,000	63,050
Stardust Finance Holdings
Tranche B 1st Lien
6.50% 3/13/22 @	175,000	159,906
Total Senior Secured Loans
(cost $2,930,193)		2,811,613

	Number of
	shares
Master Limited Partnership – 0.62%
Ares Management	15,100	179,690
Brookfield Infrastructure
Partners	8,400	316,260
Total Master Limited
Partnership (cost $487,080)		495,950

Preferred Stock – 1.24%
Bank of America 6.50% ●	345,000	352,331
GMAC Capital Trust I
6.402% ●	8,000	194,080
Morgan Stanley 5.55% ●	280,000	271,950
Northstar Realty Finance
8.50%	8,300	173,470
Total Preferred Stock
(cost $1,007,397)		991,831

Warrant – 0.00%
Wheeler Real Estate
Investment Trust strike
price $5.50, expiration
date 4/29/19 †	7,872	198
Total Warrant (cost $65)		198

	Principal
	amount°
Short-Term Investments – 2.13%
Discount Notes – 1.89%≠
Federal Home Loan Bank
0.00% 3/1/16	41,187	41,187
0.181% 3/7/16	28,067	28,066
0.19% 3/22/16	34,087	34,082
0.258% 3/2/16	5,125	5,125
0.31% 3/14/16	595,624	595,566
0.32% 4/13/16	83,112	83,081
0.335% 5/2/16	134,971	134,892
0.34% 4/22/16	167,640	167,563
0.375% 4/21/16	8,237	8,234
0.375% 5/18/16	194,676	194,533
0.387% 5/27/16	156,329	156,200
0.53% 8/15/16	61,781	61,663
		1,510,192
Repurchase Agreements – 0.24%
Bank of America Merrill Lynch
0.24%, dated 2/29/16, to
be repurchased on 3/1/16,
repurchase price $57,274
(collateralized by U.S.
government obligations
0.00%
11/15/18–5/15/26; market
value $58,419)	57,273	57,273
Bank of Montreal
0.28%, dated 2/29/16, to
be repurchased on 3/1/16,
repurchase price $95,456
(collateralized by
U.S. government
obligations 0.00%–8.75%
4/15/16–2/15/44; market
value $97,365)	95,456	95,456
BNP Paribas
0.29%, dated 2/29/16, to
be repurchased on 3/1/16,
repurchase price $36,271
(collateralized by
U.S. government
obligations 0.00%–4.50%
10/31/19–2/15/43; market
value $36,997)	36,271	36,271
		189,000

Total Short-Term
Investments
(cost $1,699,113)		1,699,192

(continues)     NQ-DDF [2/16] 4/16 (16280) 9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc. (Unaudited)

Total Value of
Securities – 145.31%
(cost $107,206,981)	$116,026,134
Borrowing Under Line of
Credit – (45.09%)	(36,000,000)
Liabilities Net of
Receivables and Other
Assets – (0.22%)	(180,493)
Net Assets Applicable to
8,518,735 Shares
Outstanding – 100.00%	$79,845,641
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 29, 2016, the aggregate value of Rule 144A securities was $18,351,708, which represents 22.98% of the Fund’s net assets.

@	Illiquid security. At Feb. 29, 2016, the aggregate value of illiquid securities was $8,302,978, which represents 10.40% of the Fund’s net assets.
❆	100% of the income received was in the form of cash.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 29, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Feb. 29, 2016. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 29, 2016.
ϕ	Step coupon bond.Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 29, 2016.

Summary of abbreviations:
PIK – Payment-in-kind
REIT – Real Estate Investment Trust

10 NQ-DDF [2/16] 4/16 (16280)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
February 29, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Debt securities are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occured in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

At Feb. 29, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 29, 2016, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$107,206,981
Aggregate unrealized appreciation of investments	$17,138,656
Aggregate unrealized depreciation of investments	(8,319,503)
Net unrealized appreciation of investments	$8,819,153

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

(continues)     NQ-DDF [2/16] 4/16 (16280) 11

(Unaudited)

2. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 29, 2016:

Securities	Level 1	Level 2	Level 3	Total
Common Stock
Consumer Discretionary	$3,560,423	$—	$—	$3,560,423
Consumer Staples	7,119,459	—	—	7,119,459
Diversified REITs	1,535,288	278,769	—	1,814,057
Energy	7,583,121	—	—	7,583,121
Financials	7,372,402	—	—	7,372,402
Healthcare	12,294,507	—	—	12,294,507
Healthcare REITs	364,000	—	—	364,000
Hotel REITs	790,203	—	—	790,203
Industrial REITs	302,903	—	—	302,903
Industrials	5,428,988	—	—	5,428,988
Information Technology	7,531,591	—	—	7,531,591
Mall REITs	1,546,387	—	—	1,546,387
Materials	1,929,579	236,265	—	2,165,844
Mixed REITs	255,841	—	—	255,841
Mortgage REITs	350,266	—	—	350,266
Multifamily REITs	1,591,856	364,966	—	1,956,822
Office REITs	2,806,996	—	—	2,806,996
Retail REITs	86,223	92,018	—	178,241
Self-Storage REITs	425,020	—	—	425,020
Shopping Center REITs	1,524,701	—	—	1,524,701
Single Tenant REIT	567,525	—	—	567,525
Specialty REITs	590,926	—	—	590,926
Telecommunications	3,928,308	—	—	3,928,308
Utilities	2,280,490	—	—	2,280,490
Convertible Preferred Stock[1]	1,495,683	1,748	—	1,497,431
Convertible Bond[1]	—	6,224,299	—	6,224,299
Corporate Debt	—	35,790,898	—	35,790,898
Senior Secured Loans	—	2,811,613	—	2,811,613
Master Limited Partnership	495,950	—	—	495,950
Preferred Stock[1]	367,550	624,281	—	991,831
Warrant	198	—	—	198
Short-Term Investments	—	1,699,192	—	1,699,192
Total Value of Securities	$74,126,384	$41,899,750	$—	$116,026,134

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

12 NQ-DDF [2/16] 4/16 (16280)

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced instruments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	99.88%	0.12%	—	100.00%
Preferred Stock	37.06%	62.94%	—	100.00%

During the period ended Feb. 29, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occuring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognized transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 29, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-DDF [2/16] 4/16 (16280) 13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: